Income Tax Expense - Schedule of Major Components of Income Tax Expense Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current income tax
Current year’s provision	$ 213,299	$ 149,467	$ 223,455
Over provision in respect of prior years		(114,028)
Current income tax	213,299	35,439	223,455
Deferred taxation
Current year (Note 6)	(18,519)	(16,158)	(45,354)
Deferred taxation	$ 194,780	$ 19,281	$ 178,101